Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities	.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	260,807	(66,478)	194,329	(177,527)	(16,137)	665	3,843	198,172
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	13,994	(635)	13,359	(13,360)	—	(1)	390	13,749
– non-trading assets	117,236	(67,320)	49,916	(49,019)	(178)	719	3,696	53,612
Loans and advances to customers[2]	21,359	(11,119)	10,240	(8,897)	—	1,343	3	10,243
At 31 Dec 2024	413,396	(145,552)	267,844	(248,803)	(16,315)	2,726	7,932	275,776

Derivatives (Note 14)[1]	237,360	(64,045)	173,315	(155,398)	(17,674)	243	801	174,116
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	17,454	(473)	16,981	(16,981)	—	—	243	17,224
– non-trading assets	129,243	(58,972)	70,271	(70,204)	(62)	5	3,223	73,494
Loans and advances to customers[2]	20,950	(10,473)	10,477	(9,321)	—	1,156	1	10,478
At 31 Dec 2023	405,007	(133,963)	271,044	(251,904)	(17,736)	1,404	4,268	275,312

Financial liabilities
Derivatives (Note 14)[1]	260,721	(66,478)	194,243	(172,425)	(21,461)	357	2,839	197,082
Repos, stock lending and similar agreements classified as:
– trading liabilities	15,283	(252)	15,031	(15,032)	—	(1)	5	15,036
– non-trading liabilities	108,006	(67,702)	40,304	(40,015)	(124)	165	80	40,384
Customer accounts[3]	25,259	(11,119)	14,140	(8,897)	—	5,243	8	14,148
At 31 Dec 2024	409,269	(145,551)	263,718	(236,369)	(21,585)	5,764	2,932	266,650

Derivatives (Note 14)[1]	234,304	(64,045)	170,259	(155,148)	(14,337)	774	1,215	171,474
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,249	(135)	10,114	(10,112)	—	2	5	10,119
– non-trading liabilities	112,726	(59,310)	53,416	(52,878)	(539)	(1)	—	53,416
Customer accounts[3]	26,395	(10,473)	15,922	(9,321)	—	6,601	6	15,928
At 31 Dec 2023	383,674	(133,963)	249,711	(227,459)	(14,876)	7,376	1,226	250,937
1    At 31 Dec 2024, the amount of cash margin received that had been offset against the gross derivatives assets was £2,279m (2023: £1,508m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £1,663m (2023: £4,296m).
2    At 31 Dec 2024, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £82,666m (2023: £75,491m) of which £10,240m (2023: £10,477m) was subject to offsetting.
3    At 31 Dec 2024, the total amount of 'Customer accounts' recognised on the balance sheet was £242,303m (2023: £222,941m) of which £14,140m (2023: £15,922m) was subject to offsetting.
4    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.